18. LEASES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, beginning	$ 20
Increase	3	20
Reclasification to assets clasified as held	(10)
Right of use assets, ending	13	20
Equipment and machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, beginning	13
Increase
Reclasification to assets clasified as held
Right of use assets, ending	13	13
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, beginning	7
Increase	3
Reclasification to assets clasified as held	(10)
Right of use assets, ending		$ 7